Significant Accounting Policies and Recently Issued Accounting Standards - Advertising and Promotional Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Component of Other Expense, Nonoperating [Line Items]
Advertising and promotional expenses	$ 65,473	$ 68,073	$ 59,569
Direct lodging expenses [Member]
Component of Other Expense, Nonoperating [Line Items]
Advertising and promotional expenses	5,427	5,615	5,802
General and administrative expenses [Member]
Component of Other Expense, Nonoperating [Line Items]
Advertising and promotional expenses	1,649	1,249	1,572
Marketing, promotional and other advertising expenses [Member]
Component of Other Expense, Nonoperating [Line Items]
Advertising and promotional expenses	$ 58,397	$ 61,209	$ 52,195